STOCK OPTION PLANS (Details 3) (USD $)	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	9,019,872
Number of Options Exercisable	8,186,988
Exercise Price 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.00
Number of Options Outstanding	8,444,347
Average Remaining Contractual Life (years)	9 years 2 months 1 day
Number of Options Exercisable	7,755,344
Exercise Price 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.24
Number of Options Outstanding	575,525
Average Remaining Contractual Life (years)	6 years 11 months 26 days
Number of Options Exercisable	431,644